Future Minimum Lease Payments for Non-cancellable Operating Leases (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Operating Leased Assets [Line Items]
2015	$ 1,018,785	6,321,152
2016	1,005,988	6,241,753
2017	1,003,086	6,223,747
2018	1,003,086	6,223,747
2019	1,003,086	6,223,747
2020	835,905	5,186,456
Future minimum lease payments for non-cancellable operating leases	$ 5,869,936	36,420,602